Stock-based Compensation - Option Grants (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				12 Months Ended
	Sep. 11, 2014	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 9.55			$ 9.55	$ 25.86	$ 23.05
Stock-based compensation		$ 296			$ 110	$ 1,201	$ 180
Weighted average value of options granted in period						$ 6.24	$ 25.09
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant of options to purchase shares of common stock, subject to stockholder approval	396,573
Exercise price	$ 9.64
Stock-based compensation				$ 0
Weighted average value of options granted in period			$ 3.76
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Fair Value	$ 1,490
Vesting period of options	45 months